EMPLOYEE BENEFITS (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 537,290	R$ 584,288	R$ 678,880
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations	537,290	584,288	678,880
Actuarial liabilities	R$ 537,290	R$ 584,288	R$ 678,880	R$ 892,396